March 5, 2019

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Division of Investment Management

RE:   BlackRock International Fund of BlackRock Series, Inc.

Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A

(Securities Act File No. 333-56203, Investment Company Act File No. 811-08797)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), BlackRock International Fund of BlackRock Series, Inc. (the “Registrant”) hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A of the Registrant; and

(2) the text of Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A of the Registrant was filed electronically with the Securities and Exchange Commission on February 28, 2019.

Sincerely,

BlackRock International Fund of BlackRock Series, Inc.

/s/ Benjamin Archibald
Benjamin Archibald
Secretary of the Registrant